Organization (Details) - Summary of subsidiaries and variable interest entities		12 Months Ended
		Dec. 31, 2020	Mar. 06, 2014
China BPO Holdings Limited, ("CBPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 28, 2014
Entity Incorporation, Place of incorporation		Hong Kong
Percentage of effective ownership		100.00%	100.00%
Principal Activities		Holding company of WFOE
Shandong Juncheng Information Technology Co., Ltd. (''WFOE'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Aug. 19, 2014
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership		100.00%
Principal Activities		Holding company
Shandong Taiying Technology Co., Ltd. ("Taiying") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 18, 2007
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[1]
Principal Activities		BPO service provider principally serves North China
Chongqing Central BPO Industry Co., Ltd. ("Central BPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 28, 2010
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves South China
Jiangsu Taiying Technology Co., Ltd. ("JTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 25, 2010
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider which principally serves East China
Hebei Taiying Communication BPO Co., Ltd. ("HTCC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Apr. 20, 2010
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[3]	100.00%
Principal Activities		BPO service provider which principally serves North China
Shandong Central BPO Industry Co., Ltd. ("SCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Aug. 09, 2012
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[4]	100.00%
Principal Activities		BPO service provider which principally serves North China
Shandong Taiying Technology Chongqing Branch Company ("STTCB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Feb. 22, 2013
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves South China
Jiangsu Central Information Service Co., Ltd. ("JCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 12, 2013
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Anhui Taiying Information Technology Co., Ltd. ("ATIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 26, 2013
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Jiangsu Taiying Information Service Co., Ltd. ("JTIS") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 01, 2014
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Nanjing Taiying E-Commercial Business Co., Ltd. ("NTEB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 25, 2014
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves East China
Jiangxi Taiying Technology Co., Ltd. ("JXTT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 08, 2015
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Southeast China
Xinjiang Taiying Technology Co., Ltd ("XTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 20, 2015
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. ("BTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 30, 2015
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership		100.00% [2]	100.00%
Principal Activities		BPO service provider principally serves North China
Zaozhuang Shenggu E-commerce Co., Ltd. ("ZSEC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 16, 2016
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[5]	100.00%
Principal Activities		E-commerce service provider for the Company
Baoding Taiying Information Technology Service Co., Ltd. ("BTIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 16, 2017
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Hebei Province, China
Sichuan Taiying Technology Co., Ltd. ("STTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 08, 2017
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Sichuan Province, China
Guangxi Taiying Information Technology Co., Ltd. ("GTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 28, 2018
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Guangxi Zhuang Autonomous Region, China
Guangdong Taiying Technology Co., Ltd. ("GDTT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Sep. 06, 2018
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Guangdong Province
Shandong Taiying Technology Wuhan Branch Company ("STTWB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 08, 2018
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Hubei Province
Yangzhou Taiying Information Technology Co., Ltd. ("YTIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 08, 2019
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Jiangshu Province
Ganjiang New District Taiying Information Services Co., Ltd. ("GNDT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 25, 2019
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Jiangxi Province
Shandong Taiying Technology Hefei Branch Company ("STTHB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 28, 2019
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Anhui Province
Shandong Taiying Technology Jiangxi Branch Company ("STTJB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 06, 2019
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Jiangxi Province
Shandong Taiying Technology Guangdong Branch Company ("STTGB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Jan. 22, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Guangdong Province
Zaozhuang Taiying Technology Co., Ltd. ("ZTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 19, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Hebei Province
Tianjin Taiying Zhongbao Network Technology Co., Ltd. ("TTZN") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		May 18, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves North China
Shandong Taiying Technology Shanghai Branch Company [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Sep. 30, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves City of Shanghai
Weifang Taiying Information Technology Co., Ltd. (“WFIT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Oct. 29, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Shandong Province
Suzhou Taiying Technology Co., Ltd. (“SZTT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 18, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Jiangxi Province
Fuzhou Taiying Technology Co., Ltd. (“FZTT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Nov. 26, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Anhui Province
Chengdu Taiying Technology Co., Ltd., (“CDTT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 18, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Sichuan Province
Hainan Taiying Technology Co., Ltd. (“HNTT”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation		Dec. 18, 2020
Entity Incorporation, Place of incorporation		PRC
Percentage of effective ownership	[2]	100.00%
Principal Activities		BPO service provider principally serves Hainan Province

[1]	VIE effectively controlled by WFOE through a series of contractual agreements
[2]	Wholly-owned subsidiaries of Taiying
[3]	49% owned by Beijing Jiate Information Technology Co., Ltd. (“Jiate”) prior to November 8, 2020 and wholly-owned by the Company following the acquisition of the 49% equity interest from Jiate effective November 8, 2020. See Note 3.
[4]	Wholly-owned subsidiary of Central BPO
[5]	Wholly-owned subsidiary of BTTC